Max Berueffy

Senior Counsel

Writer’s Direct Number: (205) 268-3581

Facsimile Number: (205) 268-3597

Toll-Free Number: (800) 627-0220

May 2, 2019

VIA EDGAR

U.S. Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

RE:                          Protective Life Insurance Company

Protective Variable Annuity Separate Account

Protective Values Advantage

Filing Pursuant to Rule 497(j) for

File No. 333-113070; 811-8108

Commissioners:

On behalf of  Protective Life Insurance Company and Protective Variable Annuity Separate Account, I hereby certify, pursuant to Rule 497(j) under the Securities Act of 1933, as amended, (the “Securities Act”) that the Statement of Additional Information (“SAI”) does not differ from the SAI contained in Post- Effective Amendment No. 31 for Protective Variable Annuity Separate Account as filed with the Commission on April 25, 2019 via EDGARLINK.

With respect to the Prospectus, dated April 25, 2019, being used in connection with the offering of the “Protective Values Advantage”, a variable annuity contract, a definitive form of the Prospectus is being filed pursuant to Rule 497(c) under the Securities Act.

Please do not hesitate to call me at (800) 627-0220 if you have any questions.

Sincerely,

/s/ Max Berueffy
Max Berueffy